BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 4,261	$ 8,026
Restricted cash		10	10
Prepaid clinical trial expenses and deferred clinical trial costs		0	1,514
Prepaid expenses and other current assets		157	249
Total current assets		4,428	9,799
Non-current assets
Operating lease right of use asset		62	93
Property and equipment, net		35	38
Total Non-current assets		97	131
Total assets		4,525	9,930
Current liabilities:
Trade payables		296	221
Employees and related liabilities		197	465
Operating lease liability		45	56
Accrued expenses		1,904	1,668
Total current liabilities		2,442	2,410
Non-current liabilities:
Operating lease liability		0	30
Provision for unrecognized tax positions		259	251
Total non-current liabilities		259	281
Total liabilities		2,701	2,691
Commitments
Shareholders’ Equity:
Ordinary shares, No par value; Authorized: 2,500,000 and 208,333 shares as of December 31, 2024, and 2023, respectively; Issued and outstanding: 1,471,412 and 165,489 shares as of December 31, 2024, and 2023, respectively (*)	[1]	0	0
Additional paid-in capital (*)	[1]	58,275	49,102
Accumulated deficit		(56,451)	(41,863)
Total shareholders’ equity		1,824	7,239
Total liabilities and shareholders’ equity		$ 4,525	$ 9,930

[1]	All share amounts in these financial statements have been retroactively adjusted to reflect the reverse share splits (Note 1c) and to cancelation of the share par value (Note 7a).